Business, Liquidity and Summary of Significant Accounting Policies (Detail Textuals) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended								12 Months Ended		0 Months Ended
	Feb. 24, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014	Jun. 30, 2013	May 31, 2012	Apr. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Minimum	Dec. 31, 2013 Maximum	Mar. 07, 2014 Series C Preferred Stock
Business, Going Concern And Summary Of Significant Accounting Policies [Line Items]
Accumulated deficit		$ (331,311)	$ (329,740)	$ (336,468)
Working capital surplus deficit		(5,200)		2,400
Cash		909	216	4,317	212				976
Stated value per share of preferred stock												$ 5,000
Conversion price per share												$ 0.75
Aggregate principal and interest amount of promissory notes	1,500		1,176
Number of shares issuable through promissory notes	2,000,000
Sale of Series C Convertible Preferred Stock to purchase one share of common stock												1,200
Sale of warrants to purchase one share of common stock							1,300,000	800,000				6,000,000
Exercise price of warrants		0.89	0.28			0.28		0.75				0.75
Proceeds from sales of common shares, Series C preferred shares and warrants, net			$ 1,112									$ 6,000
Shares issued upon conversion												8,000,000
Useful life										3 years	5 years
Depreciation method		straight-line method
Interest rate on notes payable		10.00%